July 21, 2023

BNY MELLON FUNDS TRUST

-BNY Mellon Income Stock Fund

-BNY Mellon Mid Cap Multi-Strategy Fund

-BNY Mellon Small Cap Multi-Strategy Fund

Supplement to Current Prospectus

The following information supersedes and replaces the information in the second paragraph in the section "Fund Summary – BNY Mellon Income Stock Fund – Portfolio Management" in the prospectus:

John C. Bailer, CFA, Brian C. Ferguson and Keith Howell are the fund's primary portfolio managers. Messrs. Bailer, Ferguson and Howell have been primary portfolio managers of the fund since December 2011, December 2015 and September 2021, respectively.  Mr. Bailer is Deputy Head of Equity Income and a portfolio manager at Newton Investment Management North America, LLC (NIMNA).  Messrs. Ferguson and Howell are portfolio managers at NIMNA.

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The following information supersedes and replaces the information in the fifth paragraphs in the section "Fund Summary – BNY Mellon Mid Cap Multi-Strategy Fund – Portfolio Management" in the prospectus:

Investment decisions for the Mid Cap Growth Strategy are made by a team of investment professionals employed by NIMNA. The team has consisted of John R. Porter III since March 2017 and Karen Behr and Andrew Leger since September 2021. Mr. Porter is Chief Investment Officer and Head of Equity at NIMNA. Ms. Behr and Mr. Leger are portfolio managers at NIMNA.

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The following information supersedes and replaces the information in the fourth and fifth paragraphs in the section "Fund Summary – BNY Mellon Small Cap Multi-Strategy Fund – Portfolio Management" in the prospectus:

Investment decisions for the Small Cap Value Strategy are made by a team of investment professionals employed by NIMNA. The team member who is primarily responsible for managing the fund's Small Cap Value Strategy is Joseph M. Corrado, CFA. Mr. Corrado has been a primary portfolio manager for the Small Cap Value Strategy since August 2012. Mr. Corrado is a portfolio manager at NIMNA.

Investment decisions for the Small Cap Growth Strategy are made by a team of investment professionals employed by NIMNA. The team has consisted of John R. Porter III since March 2017 and Karen Behr and Andrew Leger since September 2021. Mr. Porter is Chief Investment Officer and Head of Equity at NIMNA. Ms. Behr and Mr. Leger are portfolio managers at NIMNA.

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The following chart replaces certain portfolio manager information in the chart in the section "Fund Details – Management – Portfolio Managers" in the prospectus:

Name of Fund	Primary Portfolio Manager(s)
BNY Mellon Income Stock Fund	John C. Bailer, Brian C. Ferguson and Keith Howell
BNY Mellon Mid Cap Multi-Strategy Fund

Alicia Levine (investment allocation) and Thomas Murphy (Mid Cap Tax-Sensitive Strategy), Patrick Kent (lead portfolio manager) and Andrew Leger (Opportunistic Mid Cap Value Strategy), John R. Porter III, Karen Behr and Andrew Leger (Mid Cap Growth Strategy), Joseph F. Feeney, Jr. and Steven L. Pollack (Boston Partners Mid Cap Value Strategy) and William A. Priebe, José Muñoz and William Scott Priebe (Geneva Mid Cap Growth Strategy)

BNY Mellon Small Cap Multi-Strategy Fund	Alicia Levine (investment allocation) and Patrick Kent (Opportunistic Small Cap Strategy), Joseph M. Corrado (Small Cap Value Strategy) and Andrew Leger, John R. Porter III and Karen Behr (Small Cap Growth Strategy)

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The information for Stephanie Brandaleone, David Intoppa, Todd W. Wakefield, Edward Walter, and Robert C. Zeuthen, in the section "Fund Details – Management – Biographical Information" in the prospectus is removed in its entirety.

MFT-S0723